Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings (Accumulated Deficit) CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥)	USD ($)
Balance at Mar. 31, 2022	¥ 5	¥ 152,236	¥ (88,277)	¥ 1,024	¥ (520)	¥ 64,468
Balance (in Shares) at Mar. 31, 2022 | shares	8,267,793
Net loss			(87,616)		(2,406)	(90,022)
Issuance of ordinary shares	¥ 4	64,268				64,272
Issuance of ordinary shares (in Shares) | shares	5,300,000
Foreign currency translation difference				2,445	(431)	2,014
Balance at Mar. 31, 2023	¥ 9	216,504	(175,893)	3,469	(3,357)	40,732
Balance (in Shares) at Mar. 31, 2023 | shares	13,567,793
Net loss			(60,884)		(1,324)	(62,208)	$ (8,768)
Issuance of ordinary shares	¥ 266	88,067				88,333
Issuance of ordinary shares (in Shares) | shares	373,846,160
Issuance of warrants		260,582				260,582
Issuance of shares to officers	¥ 3	8,462				8,465
Issuance of shares to officers (in Shares) | shares	4,700,000
Disposal of discontinue operation			27,949	(2,192)		25,757
Foreign currency translation difference				1,456	(510)	946
Balance at Mar. 31, 2024	¥ 278	¥ 573,615	¥ (208,828)	¥ 2,733	¥ (5,191)	¥ 362,607	$ 51,106
Balance (in Shares) at Mar. 31, 2024 | shares	392,113,953